Consolidated Statements of Loss and Comprehensive loss - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Consolidated Statements of Loss and Comprehensive income (loss)
Revenue	$ 356,852	$ 181,123
Cost of sales	(255,900)	(117,140)
Gross profit	100,952	63,983
Expenses
Salaries, wages and benefits	(44,055)	(27,595)
Share-based compensation	(8,080)	(4,879)
General and administration	(25,973)	(15,327)
Professional fees	(4,920)	(3,023)
Advertising and promotion	(7,868)	(3,444)
Depreciation and amortization	(30,169)	(23,565)
Impairment loss	(48,681)	(2,733)
Interest and bank charges	(3,516)	(2,091)
Total expenses	(173,262)	(82,657)
Loss from operations	(72,310)	(18,674)
Other income (expenses)
Gain on disposal of assets		3,306
Loss on extinguishment of financial liability	(418)	161
Loss on extinguishment of debenture	(354)	(588)
Gain on debt restructuring		1,145
Gain on extinguishment of financial liability	238	161
Loss on revaluation of marketable securities	(489)	(547)
Finance and other costs	(10,379)	(13,042)
Gain (loss) on revaluation of derivative liability	10,497	(6,989)
Foreign exchange loss	(310)	(539)
Total other expenses	(1,453)	(17,093)
Loss before taxes	(73,763)	(35,767)
Income tax expense	(381)	(1,970)
Deferred income tax recovery	3,296	2,700
Net loss	(70,848)	(35,037)
Other comprehensive loss
Translation difference on foreign subsidiary	6,313	(161)
Total comprehensive loss	(64,535)	(35,198)
Net (loss) income attributable to:
Owners of the Company	(71,756)	(34,357)
Non-controlling interest	908	(680)
Comprehensive (loss) income attributable to:
Owners of the Company	(63,412)	(35,878)
Non-controlling interest	$ (1,123)	$ 680
Loss per share
Basic loss per share	$ (1.14)	$ (0.84)
Diluted loss per share	$ (1.15)	$ (0.84)